UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho            May 4, 2011

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     111
Form 13F Information Table Value Total:     562586
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1128 12066.28 SH       SOLE                 12066.28
Abbott Laboratories            COM              002824100     2417 49270.00 SH       SOLE                 49270.00
Alliance Data Sys Corp         COM              018581108    18327 213380.00SH       SOLE                213380.00
Ametek Inc                     COM              031100100    23411 533654.03SH       SOLE                533654.03
Amphenol Corp Cl A             COM              032095101    15679 288261.00SH       SOLE                288261.00
Apple Computer Inc             COM              037833100      437  1254.00 SH       SOLE                  1254.00
Aptargroup Inc                 COM              038336103    18076 360581.00SH       SOLE                360581.00
Automatic Data Processing      COM              053015103      585 11404.00 SH       SOLE                 11404.00
BP plc - Sponsored ADR         COM              055622104      242  5489.00 SH       SOLE                  5489.00
Bank Of America Corp           COM              060505104      539 40439.98 SH       SOLE                 40439.98
Baxter International Inc       COM              071813109     1188 22100.00 SH       SOLE                 22100.00
Becton, Dickinson & Co         COM              075887109     1741 21870.00 SH       SOLE                 21870.00
Bed Bath & Beyond Inc          COM              075896100     9798 202977.00SH       SOLE                202977.00
Berkshire Hathaway Inc Cl A    COM              084670108      376   300.00 SH       SOLE                   300.00
Broadcom Corp Cl A             COM              111320107      352  8950.00 SH       SOLE                  8950.00
C R Bard                       COM              067383109    16226 163301.00SH       SOLE                163301.00
C.H. Robinson Worldwide        COM              12541w209    13555 182850.00SH       SOLE                182850.00
Canadian National Railway Co   COM              136375102      286  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1630 31378.00 SH       SOLE                 31378.00
Chevron Texaco Corp            COM              166764100     3303 30733.00 SH       SOLE                 30733.00
Church & Dwight Co Inc         COM              171340102     6947 87562.00 SH       SOLE                 87562.00
Cisco Systems Inc              COM              17275R102      802 46736.00 SH       SOLE                 46736.00
Citigroup Inc                  COM              172967101      180 40645.00 SH       SOLE                 40645.00
City National Corp             COM              178566105     6213 108900.00SH       SOLE                108900.00
Coca Cola Co                   COM              191216100      263  3959.00 SH       SOLE                  3959.00
Colgate-Palmolive Co           COM              194162103      501  6200.00 SH       SOLE                  6200.00
Costco Wholesale Corp          COM              22160K105     2666 36355.00 SH       SOLE                 36355.00
Covidien PLC New F             COM              g2554f105      714 13750.00 SH       SOLE                 13750.00
Danaher Corp                   COM              235851102    25809 497280.00SH       SOLE                497280.00
Darling Intn'l Inc             COM              237266101      953 62000.00 SH       SOLE                 62000.00
Dentsply International Inc     COM              249030107    11221 303362.00SH       SOLE                303362.00
Donaldson Co                   COM              257651109    22243 362920.00SH       SOLE                362920.00
Dun & Bradstreet Corp          COM              26483E100    10019 124865.00SH       SOLE                124865.00
Ecolab Inc                     COM              278865100    14494 284091.00SH       SOLE                284091.00
Edwards Lifesciences           COM              28176E108     8622 99100.00 SH       SOLE                 99100.00
Emerson Electric               COM              291011104      298  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105    12805 329593.00SH       SOLE                329593.00
Exxon Mobil Corp               COM              30231G102     4581 54451.13 SH       SOLE                 54451.13
Fastenal Co.                   COM              311900104     7906 121950.00SH       SOLE                121950.00
Fidelity National Information  COM              31620M106     9815 300235.00SH       SOLE                300235.00
Fifth Third Bancorp            COM              316773100      346 24920.00 SH       SOLE                 24920.00
Fiserv, Inc                    COM              337738108    20823 331997.00SH       SOLE                331997.00
Freeport-Mcmoran Copper & Gold COM              35671D857      217  3900.00 SH       SOLE                  3900.00
General Electric Co            COM              369604103     3711 185069.03SH       SOLE                185069.03
General Mills                  COM              370334104      265  7258.00 SH       SOLE                  7258.00
Global Payments Inc.           COM              37940X102    12039 246089.00SH       SOLE                246089.00
Henry Schein Inc               COM              806407102    12103 172480.00SH       SOLE                172480.00
Honeywell Intn'l Inc           COM              438516106      801 13422.00 SH       SOLE                 13422.00
Hospira Inc                    COM              441060100    13326 241422.00SH       SOLE                241422.00
IHS Inc Cl A                   COM              451734107    11695 131780.00SH       SOLE                131780.00
ITT Corporation                COM              450911102    10064 167589.00SH       SOLE                167589.00
Idex Corp                      COM              45167R104    19449 445578.00SH       SOLE                445578.00
Int'l Business Machines        COM              459200101     3056 18743.00 SH       SOLE                 18743.00
Intel Corp                     COM              458140100      614 30435.89 SH       SOLE                 30435.89
J P Morgan Chase & Co          COM              46625H100     3033 65790.00 SH       SOLE                 65790.00
Johnson & Johnson              COM              478160104     2320 39159.00 SH       SOLE                 39159.00
Landstar System Inc            COM              515098101     8509 186284.00SH       SOLE                186284.00
Lender Processing Services     COM              52602e102      986 30630.00 SH       SOLE                 30630.00
Life Technologies Corp         COM              53217v109     9568 182521.00SH       SOLE                182521.00
M & T Bank Corp                COM              55261F104     5985 67650.00 SH       SOLE                 67650.00
MSC Industrial Direct Co Cl A  COM              553530106    16023 234008.00SH       SOLE                234008.00
McDonald's Corp                COM              580135101      334  4388.28 SH       SOLE                  4388.28
Micron Technology              COM              595112103      405 35342.00 SH       SOLE                 35342.00
Microsoft Corp                 COM              594918104      407 16019.00 SH       SOLE                 16019.00
Mylan Laboratories             COM              628530107      261 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      433 25100.00 SH       SOLE                 25100.00
Nike Inc Cl B                  COM              654106103      416  5495.00 SH       SOLE                  5495.00
Nordstrom Inc.                 COM              655664100      224  5000.00 SH       SOLE                  5000.00
Norfolk Southern Corp          COM              655844108      242  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105     1530 45769.00 SH       SOLE                 45769.00
PNC Financial Serv. Group      COM              693475105      314  4977.00 SH       SOLE                  4977.00
PepsiCo, Inc                   COM              713448108     1000 15528.00 SH       SOLE                 15528.00
Pfizer Inc                     COM              717081103      366 18019.00 SH       SOLE                 18019.00
Proctor & Gamble Co            COM              742718109     1938 31459.00 SH       SOLE                 31459.00
Quest Diagnostics Inc          COM              74834L100     9489 164400.00SH       SOLE                164400.00
Robert Half Int'l Inc          COM              770323103     2298 75100.00 SH       SOLE                 75100.00
Rockwell Collins, Inc          COM              774341101    13935 214953.00SH       SOLE                214953.00
Roper Industries Inc           COM              776696106    13733 158837.00SH       SOLE                158837.00
Rovi Corp                      COM              779376102     3299 61500.00 SH       SOLE                 61500.00
Royal Dutch Shell PLC-ADR A    COM              780259206      340  4670.00 SH       SOLE                  4670.00
Sealed Air Corp                COM              81211K100      397 14900.00 SH       SOLE                 14900.00
Solera Holdings Inc            COM              83421A104     6133 120017.00SH       SOLE                120017.00
Stryker Corp                   COM              863667101      207  3400.00 SH       SOLE                  3400.00
Teleflex Inc                   COM              879369106     4923 84900.00 SH       SOLE                 84900.00
Texas Instruments              COM              882508104      546 15800.00 SH       SOLE                 15800.00
Thermo Fisher Scientific Inc   COM              883556102    11802 212453.00SH       SOLE                212453.00
U.S. Bancorp                   COM              902973304     5277 199677.00SH       SOLE                199677.00
United Parcel Srvc Cl B        COM              911312106     1302 17525.00 SH       SOLE                 17525.00
United Technologies Corp       COM              913017109     4938 58331.00 SH       SOLE                 58331.00
Varian Medical Systems         COM              92220P105     4449 65775.00 SH       SOLE                 65775.00
Verisk Analytics Inc Cl A      COM              92345y106     8277 252658.00SH       SOLE                252658.00
Wal-Mart Stores                COM              931142103      336  6460.00 SH       SOLE                  6460.00
Waters Corp                    COM              941848103     9382 107961.00SH       SOLE                107961.00
Wells Fargo & Co.              COM              949746101     3403 107306.29SH       SOLE                107306.29
Westamerica Bancorp            COM              957090103     4952 96400.00 SH       SOLE                 96400.00
Western Union Co               COM              959802109     7729 372114.00SH       SOLE                372114.00
Zions Bancorporation           COM              989701107     2666 115600.00SH       SOLE                115600.00
Financial Select Sector SPDR E COM              81369Y605      283 17275.0000SH      SOLE               17275.0000
Franklin Oregon Tax Free Incom COM              354723785      310 27201.0940SH      SOLE               27201.0940
Harbor International Fd Ins    COM              411511306      332 5272.0520SH       SOLE                5272.0520
IShares TR Barclays Aggregate  COM              464287226      210 1994.0000SH       SOLE                1994.0000
JP Morgan Mrtgage Bckd Secur   COM              4812C1215      143 12701.2740SH      SOLE               12701.2740
Janus Short Term Bd            COM              471023887       36 11826.5470SH      SOLE               11826.5470
LM CBA Fundamental Value fund  COM              8318J7102      164 11213.5720SH      SOLE               11213.5720
Loomis Sayles Bond Fund Cl R   COM              543495832      222 15284.1550SH      SOLE               15284.1550
Metropolitan West Total Return COM              592905103      112 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      340 14197.4090SH      SOLE               14197.4090
SPDR Trust Series 1            COM              78462F103      226 1705.0000SH       SOLE                1705.0000
UMB Scout Intl Fund            COM              904199403      311 9316.5450SH       SOLE                9316.5450
Vanguard 500 Index Signal      COM              922908496      774 7668.3771SH       SOLE                7668.3771
Vanguard Interm Inv Admiral Sh COM              922031810      159 16202.8700SH      SOLE               16202.8700